CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS

NOTE 6 — CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS

Note 6.1 Other current, non-financial assets

	12.31.2017	12.31.2016
	ThCh$	ThCh$
Description
Prepaid expenses	4,839,465	5,689,560
Tax credit remainder	169,120	—
Guarantee deposit (Argentine)	6,608	11,226
Disbursements of property, plant & equipment on behalf of Coca-Cola del Valle New Ventures S.A. (1)	—	1,991,167
Other current assets	596,668	909,256

Total	5,611,861	8,601,209

Note 6.2   Other non-current, non-financial assets

	12.31.2017	12.31.2016
	ThCh$	ThCh$
Description
Judicial deposits (see note 21.2)	18,393,546	19,112,974
Prepaid expenses	1,113,154	1,613,989
Fiscal credits	2,287,051	2,975,706
Advance payment to suppliers of property, plant & equipment (2)	24,269,901	11,173,966
Others	1,330,693	370,188

Total	47,394,345	35,246,823

(1)

Corresponds to disbursements of property, plant & equipment performed by subsidiaries of the Andina Group in property, plant & equipment that subsequently will be transferred to the equity investee Coca-Cola del Valle New Ventures S.A.

(2)	Corresponds to advance payments made for the construction of the new “Duque de Caxias” bottling plant in Brazil.